Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment revenues:
Revenues	¥ 2,814,361	¥ 2,663,659	¥ 2,508,043
Segment profits:
Total segment profits	360,713	335,923	292,883
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(137)	(32)	0
Income before Income Taxes	469,975	392,178	509,447
Segment assets:
Assets	16,322,100	15,289,385	14,280,684
Trade Notes, Accounts and Other Receivable	401,368	441,803
Other corporate assets	2,068,768	2,057,828
Operating Segment
Segment revenues:
Revenues	2,804,921	2,661,264	2,510,397
Segment profits:
Total segment profits	494,152	406,231	536,056
Segment assets:
Assets	13,850,946	12,595,988	12,001,540
Corporate, Non-Segment
Segment revenues:
Revenues	27,627	23,844	16,650
Segment profits:
Corporate losses	(17,275)	(22,058)	(32,607)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(6,902)	8,005	5,998
Segment assets:
Cash and cash equivalents, restricted cash	1,185,307	1,366,908	1,091,812
Allowance for credit losses	(58,110)	(65,373)	(71,415)
Trade Notes, Accounts and Other Receivable	401,368	441,803	359,949
Other corporate assets	942,589	950,059	898,798
Intersegment Eliminations
Segment revenues:
Revenues	¥ (18,187)	¥ (21,449)	¥ (19,004)